Lease Arrangements - Summary of Total Cash Outflow for Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Expenses relating to low-value asset leases	$ 7
Expenses relating to variable lease payments not included in the measurement of lease liabilities	6
Total cash outflow for leases	$ 3,826